Stock Option Plan and Warrants - Schedule of Black-Scholes Option-Pricing Model (Details) (10-K)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected Life	5 years	5 years
Dividend Yield	0.00%	0.00%
Expected Volatility	90.00%	90.00%
Risk-Free Interest Rate	0.18%	1.67%